Stock-Based Compensation (Details) - Schedule of company’s employee and nonemployee stock option activity - Cepton Technologies, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of company’s employee and nonemployee stock option activity [Line Items]
Shares, Options outstanding beginning balance	5,221,283	5,024,915	4,231,042
Weighted Average Exercise Price, Options outstanding beginning balance	$ 1.43	$ 1.14	$ 0.82
Weighted Average Remaining Contract Term (in years), Options outstanding beginning balance	2 years 10 months 9 days	2 years 10 months 20 days	8 years 7 months 6 days
Aggregate Intrinsic Value, Options outstanding beginning balance	$ 8,550	$ 6,732	$ 5,844
Shares, Granted	2,279,670	1,705,000	1,442,000
Weighted Average Exercise Price, Granted	$ 11.48	$ 2.39	$ 1.97
Shares, Exercised	(266,121)	(305,091)	(135,833)
Weighted Average Exercise Price, Exercised		$ 1.57	$ 0.23
Shares, Expired/Forfeited		(1,203,541)	(512,294)
Weighted Average Exercise Price, Expired/Forfeited	$ 7.47	$ 1.53	$ 1.06
Shares, Options outstanding ending balance		5,221,283	5,024,915
Weighted Average Exercise Price, Options outstanding ending balance		$ 1.43	$ 1.14
Weighted Average Remaining Contract Term (in years), Options outstanding ending balance		7 years 7 months 6 days	8 years 2 months 12 days
Aggregate Intrinsic Value, Options outstanding ending balance		$ 8,550	$ 6,732
Shares, Exercisable		2,768,000
Weighted Average Exercise Price, Exercisable		$ 0.75
Weighted Average Remaining Contract Term (in years), Exercisable		6 years 6 months
Aggregate Intrinsic Value, Exercisable		$ 6,419
Shares, Vested and expected to vest	7,043,936	5,221,283
Weighted Average Exercise Price, Vested and expected to vest		$ 1.43
Weighted Average Remaining Contract Term (in years), Vested and expected to vest		7 years 7 months 6 days
Aggregate Intrinsic Value, Vested and expected to vest		$ 8,550